Statements of Changes in Stockholders' Deficit - USD ($)	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 1,208	$ 23,792	$ (701)	$ 24,299
Balance at the beginning (in shares) at Dec. 31, 2020	12,075,000
Increase (Decrease) in Stockholders' Deficit
Net income (loss)			(251,633)	(251,633)
Forfeiture of Founder Shares	$ (145)	145
Forfeiture of Founder Shares (in shares)	(1,450,000)
Accretion for Class A common stock to redemption amount		(23,937)	(37,232,253)	(37,256,190)
Issuance of Forward Purchase Agreements			770,000	770,000
Balance at the end at Dec. 31, 2021	$ 1,063	0	(36,714,587)	(36,713,524)
Balance at the end (in shares) at Dec. 31, 2021	10,625,000
Increase (Decrease) in Stockholders' Deficit
Increase in redemption value of Class A common stock subject to redemption		0	(434,956)	(434,956)
Net income (loss)		0	19,233,710	19,233,710
Balance at the end at Dec. 31, 2022	$ 1,063	$ 0	$ (17,915,833)	$ (17,914,770)
Balance at the end (in shares) at Dec. 31, 2022	10,625,000